Summary of Transaction Expenses (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Business Acquisition [Line Items]
Transaction expenses		$ 371	$ 1,914	$ 2,785	$ 6,098	$ 38,844	$ 13,630
Transaction [Member]
Business Acquisition [Line Items]
Transaction expenses						16,953	579
Merger [Member]
Business Acquisition [Line Items]
Transaction expenses						18,889	5,138
JLI Acquisition, Inc. ("Jet")
Business Acquisition [Line Items]
Transaction expenses						549	428
Integrated Printing Solutions, LLC ("IPS")
Business Acquisition [Line Items]
Transaction expenses						566	69
Armstrong Packaging Limited ("Armstrong")
Business Acquisition [Line Items]
Transaction expenses							202
AGI Shorewood
Business Acquisition [Line Items]
Transaction expenses							4,861
Presentation Products Group
Business Acquisition [Line Items]
Transaction expenses							257
Other transaction related expenses
Business Acquisition [Line Items]
Transaction expenses						$ 1,887	$ 2,096
Predecessor
Business Acquisition [Line Items]
Transaction expenses	$ 28,370							$ 3,080
Predecessor | Transaction [Member]
Business Acquisition [Line Items]
Transaction expenses	28,354
Predecessor | Other transaction related expenses
Business Acquisition [Line Items]
Transaction expenses	$ 16							$ 3,080